Unaudited Condensed Consolidated Statements Of Operations And Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Oct. 01, 2023		Sep. 30, 2022		Oct. 01, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 24,590		$ 12,260		$ 66,887		$ 48,974		$ 66,475		$ 68,816		$ 29,378
Cost of revenues	18,354		8,266		51,788		33,792		46,647		40,123		17,097
Gross profit	6,236		3,994		15,099		15,182		19,828		28,693		12,281
Operating expenses:
Sales commissions	8,755		3,572		23,221		15,694		21,195		25,061		10,410
Sales and marketing	2,214		1,604		5,216		4,607		6,156		5,179		3,185
General and administrative	6,345		2,027		22,965		6,194		13,634		5,780		3,801
Total operating expenses	17,314		7,203		51,402		26,495		40,985		36,020		17,396
Loss from continuing operations	(11,078)		(3,209)		(36,303)		(11,313)		(21,157)		(7,327)		(5,115)
Interest expense	(1,902)	[1]	(941)	[1]	(8,870)	[1]	(2,672)	[1]	(4,986)	[2]	(1,712)	[2]	(523)	[2]
Interest income	9				26				5
Other income (expense), net	(38,003)	[3]	4	[3]	(28,302)	[3]	3,180	[3]	(1,858)	[4]	(240)	[4]	(41)	[4]
Loss from continuing operations before income taxes	(50,974)		(4,146)		(73,449)		(10,805)		(27,996)		(9,279)		(5,679)
Income tax benefit (provision)	1				1		(4)		(27)		(3)		(3)
Net loss from continuing operations	(50,973)		(4,146)		(73,448)		(10,809)		(28,023)		(9,282)		(5,682)
Discontinued operations (Note 8):
Loss from discontinued operations, net of tax	(8,404)				(20,953)				(1,454)
Impairment loss from discontinued operations	(147,505)				(147,505)
Net loss from discontinued operations	(155,909)				(168,458)				(1,454)
Net loss	(206,882)		(4,146)		(241,906)		(10,809)		(29,477)		(9,282)		(5,682)
Comprehensive income (loss):
Foreign currency translation adjustment	10				24				27
Comprehensive income (loss), net of tax	$ (206,872)		$ (4,146)		$ (241,882)		$ (10,809)		$ (29,450)		$ (9,282)		$ (5,682)
Net loss from continuing operations per share attributable to common stockholders, basic	$ (1.28)		$ (0.31)		$ (4.33)		$ (0.83)		$ (1.24)		$ (0.77)		$ (0.58)
Net loss from continuing operations per share attributable to common stockholders, diluted	(1.28)		(0.31)		(4.33)		(0.83)		(1.24)		(0.77)		(0.58)
Net loss from discontinued operations per share attributable to common stockholders, basic	(3.92)		0		(9.92)		0		(0.07)
Net loss from discontinued operations per share attributable to common stockholders, diluted	(3.92)		0		(9.92)		0		(0.07)
Net loss per share attributable to common stockholders, basic	(5.2)		(0.31)		(14.25)		(0.83)		(1.31)		(0.77)		(0.58)
Net loss per share attributable to common stockholders, diluted	$ (5.2)		$ (0.31)		$ (14.25)		$ (0.83)		$ (1.31)		$ (0.77)		$ (0.58)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic	39,821,078		13,431,410		16,969,979		13,053,367		22,524,400		11,990,015		9,760,018
Weighted-average shares used to compute net loss per share attributable to common stockholders, diluted	39,821,078		13,431,410		16,969,979		13,053,367		22,524,400		11,990,015		9,760,018

[1]	Includes interest expense to related parties of less than $0.1 million and $0.4 million during the thirteen and thirty-nine weeks ended October 1, 2023, respectively, and zero and $0.1 million during the three and nine months ended September 30, 2022, respectively.
[2]	Includes interest expense to related parties of $0.3 million, $0.7 million and $0.2 million during the years ended December 31, 2022, 2021 and 2020, respectively.
[3]	Other income (expense), net includes other expense, net to related parties of $36.9 million for each of the thirteen and thirty-nine weeks ended October 1, 2023, and other income, net of zero and $1.4 million during the three and nine months ended September 30, 2022, respectively.
[4]	Other income (expense), net includes other income from related parties of $1.4 million, zero and zero during the years ended December 31, 2022, 2021 and 2020, respectively.